Certnas

1-36257

NASDAQ

THE NASDAQ OMX GROUP

[redacted]

13003800

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JAN 0 9 2014

Washington, DC 20549

By Electronic Mail

January 9, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 9, 2014 The Nasdaq Stock Market (the "Exchange") received from Retrophin, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

Advisory Council (NEAC)

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